LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
Long-term investments
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Long-term investments as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
Equity securities without a readily determinable fair value:
Xixi	11,000	—
Longyan Huiyuan	140	140
Total	11,140	140

In June 2015, the Group purchased 5.21% equity interest in Shanghai Xixi Maternal and Baby Care Service Co., Ltd. ("Xixi") at the consideration of RMB11,000. In September 2017, the Group purchased 1% equity interest in Longyan Huiyuan Pharmacy Co., Ltd. ("Longyan Huiyuan") at the consideration of RMB140. The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Nil,  nil and RMB 11,000 impairment was recorded for the Group's long-term investments for the years ended December 31, 2017, 2018 and 2019.